UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23091

                                 GALLERY TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD APRIL 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]



                       MONDRIAN INTERNATIONAL EQUITY FUND
                          (A Series of Gallery Trust)

                         SEMI-ANNUAL REPORT (UNAUDITED)
                                 APRIL 30, 2016






--------------------------------------------------------------------------------




                              Investment Adviser:
                      MONDRIAN INVESTMENT PARTNERS LIMITED




--------------------------------------------------------------------------------

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Schedule of Investments .....................................................  1
Statement of Assets and Liabilities .........................................  6
Statement of Operations .....................................................  7
Statements of Changes in Net Assets .........................................  8
Financial Highlights ........................................................  9
Notes to Financial Statements ............................................... 10
Disclosure of Fund Expenses ................................................. 24
Approval of Investment Advisory Agreement ................................... 26
Fund Information ............................................................ 30







The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the Commission's website at http://www.sec. gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Sector Weightings+:

13.4% Consumer Staples
12.4% Telecommunication Services
12.2% Financials
12.1% Health Care
11.3% Energy
11.0% Industrials
8.4%  Consumer Discretionary
8.2%  Information Technology
7.3%  Utilities
3.7%  Materials

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%
--------------------------------------------------------------------------------

                                             NUMBER OF                 VALUE
                                              SHARES                  (U.S. $)
                                             ---------                --------

AUSTRALIA -- 1.4%
  QBE Insurance Group .................       580,525                 $4,921,649
                                                                      ----------
Total Australia                                                        4,921,649
                                                                      ----------

CHINA -- 1.5%
  China Mobile ........................       456,000                  5,229,048
                                                                      ----------
Total China                                                            5,229,048
                                                                      ----------

DENMARK -- 0.9%
  ISS .................................        78,062                  2,964,091
                                                                      ----------
Total Denmark                                                          2,964,091
                                                                      ----------

FRANCE -- 6.0%
  Cie de Saint-Gobain .................       173,532                  7,947,158
  Engie VVPR Strip (A)* ...............       162,519                         --
  Sanofi ..............................       114,673                  9,468,546
  Societe Generale ....................        85,871                  3,367,702
                                                                      ----------
Total France                                                          20,783,406
                                                                      ----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                             NUMBER OF                 VALUE
                                              SHARES                  (U.S. $)
                                             ---------                --------

GERMANY -- 9.7%
   Allianz ............................        42,732              $   7,253,949
   Daimler ............................        77,086                  5,356,970
   Deutsche Telekom ...................       457,619                  8,009,329
   RWE ................................       352,534                  5,265,889
   SAP ................................        98,306                  7,690,498
                                                                   -------------
Total Germany                                                         33,576,635
                                                                   -------------
ITALY -- 2.5%
   Eni ................................       527,260                  8,573,137
                                                                   -------------
Total Italy                                                            8,573,137
                                                                   -------------
JAPAN -- 17.5%
   Canon ..............................       303,800                  8,799,300
   Honda Motor ........................       357,800                  9,904,208
   Hoya ...............................        81,100                  3,205,378
   Kao ................................        15,400                    875,882
   Kirin Holdings .....................       617,100                  9,147,115
   Mitsubishi Electric ................       315,000                  3,481,355
   NTT DOCOMO .........................       117,700                  2,848,126
   Shin-Etsu Chemical .................        25,200                  1,449,980
   Takeda Pharmaceutical ..............       217,700                 10,660,000
   Tokio Marine Holdings ..............       191,252                  6,521,379
   Tokyo Electron .....................        51,300                  3,537,840
                                                                   -------------
Total Japan                                                           60,430,563
                                                                   -------------
NETHERLANDS -- 2.5%
   Koninklijke Ahold ..................       383,794                  8,349,844
   Royal Dutch Shell PLC Class A ......         4,715                    124,176
                                                                   -------------
Total Netherlands                                                      8,474,020
                                                                   -------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                             NUMBER OF                 VALUE
                                              SHARES                  (U.S. $)
                                             ---------                --------

SINGAPORE -- 6.0%
   Jardine Matheson Holdings ..........        57,015                $ 3,152,930
   Sembcorp Industries ................     1,151,900                  2,475,362
   Singapore Telecommunications .......     2,300,002                  6,601,485
   United Overseas Bank ...............       605,842                  8,379,122
                                                                     -----------
Total Singapore                                                       20,608,899
                                                                     -----------
SPAIN -- 5.7%
   Banco Santander ....................       438,872                  2,221,698
   Iberdrola ..........................     1,368,269                  9,720,081
   Telefonica .........................       723,152                  7,884,685
                                                                     -----------
Total Spain                                                           19,826,464
                                                                     -----------
SWEDEN -- 4.0%
   Ericsson Class B ...................       499,798                  4,045,461
   TeliaSonera ........................     2,009,505                  9,596,537
                                                                     -----------
Total Sweden                                                          13,641,998
                                                                     -----------
SWITZERLAND -- 13.6%
   ABB ................................       562,633                 11,894,295
   Nestle .............................       128,050                  9,544,016
   Novartis ...........................        85,207                  6,501,775
   Syngenta ...........................        27,891                 11,164,541
   Zurich Insurance Group .............        34,994                  7,831,973
                                                                     -----------
Total Switzerland                                                     46,936,600
                                                                     -----------
TAIWAN -- 1.1%
   Taiwan Semiconductor
    Manufacturing ADR .................       166,032                  3,916,695
                                                                     -----------
Total Taiwan                                                           3,916,695
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                             NUMBER OF                 VALUE
                                              SHARES                  (U.S. $)
                                             ---------                --------

UNITED KINGDOM -- 26.4%
   Amec Foster Wheeler PLC ............       530,140               $  3,825,832
   BP PLC .............................     1,495,023                  8,164,421
   G4S PLC ............................     2,049,113                  5,640,832
   GlaxoSmithKline PLC ................       537,532                 11,459,244
   Kingfisher PLC .....................     1,171,724                  6,230,225
   Lloyds Banking Group PLC ...........     8,417,060                  8,248,692
   National Grid PLC ..................       685,556                  9,764,608
   Pearson PLC ........................       379,272                  4,461,111
   Royal Dutch Shell PLC Class A ......         6,141                    159,674
   Royal Dutch Shell PLC Class B ......       505,298                 13,186,373
   Tesco PLC ..........................     3,450,818                  8,677,593
   Unilever PLC .......................       203,538                  9,084,101
   Vodafone Group PLC .................       661,906                  2,119,987
                                                                    ------------
Total United Kingdom                                                  91,022,693
                                                                    ------------
   Total Common Stock
     (Cost $346,664,564)                                             340,905,898
                                                                    ------------
   Total Value of Securities -- 98.8%
     (Cost $346,664,564)                                            $340,905,898
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $345,128,871.

*    NON-INCOME PRODUCING SECURITY.
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL MARKET VALUE OF SUCH SECURITIES AS OF APRIL 30, 2016 WAS $0 AND REPRESENTED 0.00% OF NET ASSETS.


ADR -- AMERICAN DEPOSITARY RECEIPT
PLC -- PUBLIC LIMITED COMPANY
VVPR STRIP -- DIVIDEND COUPON

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of April 30, 2016 when valuing the Fund's financial investments:


Investments in Securities              Level 1          Level 2+          Level 3          Total
                                     ------------      -----------       --------       ------------
 Common Stock
   Australia .....................   $  4,921,649      $        --      $      --       $  4,921,649
   China .........................      5,229,048               --             --          5,229,048
   Denmark .......................      2,964,091               --             --          2,964,091
   France ........................     20,783,406               --             --^        20,783,406
   Germany .......................     33,576,635               --             --         33,576,635
   Italy .........................      8,573,137               --             --          8,573,137
   Japan .........................             --       60,430,563             --         60,430,563
   Netherlands ...................      8,474,020               --             --          8,474,020
   Singapore .....................     20,608,899               --             --         20,608,899
   Spain .........................     19,826,464               --             --         19,826,464
   Sweden ........................     13,641,998               --             --         13,641,998
   Switzerland ...................     46,936,600               --             --         46,936,600
   Taiwan ........................      3,916,695               --             --          3,916,695
   United Kingdom ................     91,022,693               --             --         91,022,693
                                     ------------      -----------       --------       ------------
Total Common Stock ...............    280,475,335       60,430,563             --         340,905,898
                                     ------------      -----------       --------       ------------
Total Value of Securities ........   $280,475,335      $60,430,563       $     --       $ 340,905,898
                                     ============      ===========       ========       =============

^ ENGIE SHARES WERE CONSIDERED LEVEL 3 WHEN CONVERTED AND ARE VALUED AT $0 AT APRIL 30, 2016. A RECONCILIATION OF LEVEL 3 INVESTMENTS, INCLUDING CERTAIN DISCLOSURES RELATED TO SIGNIFICANT INPUTS USED IN VALUING LEVEL 3 INVESTMENTS IS ONLY PRESENTED WHEN THE FUND HAS OVER 1% OF LEVEL 3 INVESTMENTS AT THE BEGINNING AND/OR END OF THE PERIOD IN RELATION TO NET ASSETS.

+ TRANSFERS BETWEEN INVESTMENT LEVELS MAY OCCUR AS MARKETS FLUCTUATE AND/OR THE AVAILABILITY OF DATA USED IN AN INVESTMENT'S VALUATION CHANGES. THE FUND GENERALLY RECOGNIZES TRANSFERS BETWEEN THE LEVELS AS OF THE BEGINNING AND END OF THE REPORTING PERIOD. AS OF APRIL 30, 2016, THE FUND HAD SECURITIES WITH A TOTAL VALUE OF $60,430,563 TRANSFER FROM LEVEL 1 TO LEVEL
     2. THE CHANGE IN LEVEL OCCURRED DUE TO A SCHEDULED MARKET HOLIDAY.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              APRIL 30, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:

Investments (Cost $346,664,564) ................................  $ 340,905,898
Cash ...........................................................      1,420,348
Dividends receivable ...........................................      1,696,984
Reclaims receivable ............................................      1,070,518
Receivable for investment securities sold ......................        536,984
Receivable for capital shares sold .............................        234,620
Unrealized appreciation on spot foreign currency contracts .....             59
                                                                  --------------
  Total assets .................................................    345,865,411
                                                                  --------------
LIABILITIES:

Payable for investment securities purchased ....................        300,260
Payable due to Investment Adviser (Note 5) .....................        163,450
Payable for capital shares redeemed ............................         44,371
Payable due to Administrator (Note 4) ..........................         32,149
Unrealized depreciation on spot foreign currency contracts .....         16,524
Payable due to Trustees ........................................          1,552
Chief Compliance Officer fees payable (Note 3) .................          1,200
Other accrued expenses .........................................        177,034
                                                                  --------------
  Total liabilities ............................................        736,540
                                                                  --------------
NET ASSETS .....................................................  $ 345,128,871
                                                                  ==============
NET ASSETS CONSIST OF:
Paid-in capital ................................................  $ 478,080,132
Undistributed net investment income ............................      4,005,300
Accumulated net realized loss on investments and foreign
  currency transactions ........................................   (131,218,877)
Net unrealized depreciation on investments .....................     (5,758,666)
Net unrealized appreciation on foreign currency translation ....         20,982
                                                                  --------------
NET ASSETS .....................................................  $ 345,128,871
                                                                  ==============
NET ASSET VALUE, Offering and Redemption Price Per Share* --
  Shares of Beneficial Interest Outstanding
  (unlimited authorization - no par value)
  ($345,128,871/25,631,408 shares) .............................  $       13.47
                                                                  ==============

* REDEMPTION PRICE PER SHARE MAY VARY DEPENDING ON LENGTH OF TIME SHARES ARE HELD. SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
                                              FOR THE SIX MONTHS ENDED
                                              APRIL 30, 2016+ (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends ......................................................   $  6,917,763
Interest .......................................................          1,280
Less: foreign taxes withheld . .................................       (408,556)
                                                                   -------------
  Total investment income ......................................      6,510,487
                                                                   -------------
EXPENSES
Investment advisory fees (Note 5) ..............................      1,233,192
Accounting and administration fees (Note 4) ....................         91,519
Custodian fees .................................................         42,296
Dividend disbursing and transfer agent fees and expenses .......         20,833
Legal fees .....................................................         19,693
Audit and tax ..................................................         18,965
Registration fees ..............................................         14,731
Printing fees ..................................................          9,230
Trustees' fees and expenses ....................................          8,850
Other ..........................................................          8,177
Chief Compliance Officer fees (Note 3) .........................          1,200
                                                                   -------------
  TOTAL EXPENSES ...............................................      1,468,686
                                                                   -------------
LESS:
Investment advisory fees waived (Note 5) .......................        (52,529)
                                                                   -------------
  NET EXPENSES .................................................      1,416,157
                                                                   -------------
NET INVESTMENT INCOME ..........................................      5,094,330
                                                                   -------------
NET REALIZED LOSS ON:
  Investments ..................................................     (2,679,717)
  Foreign currencies ...........................................         (7,968)
  Foreign currency exchange contracts ..........................        (86,113)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
  Investments ..................................................    (12,556,219)
  Foreign currencies ...........................................         77,899
  Foreign currency exchange contracts ..........................           (828)
                                                                   -------------
NET REALIZED AND UNREALIZED LOSS ...............................    (15,252,946)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(10,158,616)
                                                                   =============


+ ON MARCH 14, 2016, THE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF DELAWARE POOLED TRUST (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE MONDRIAN INTERNATIONAL EQUITY FUND. INFORMATION PRESENTED PRIOR TO MARCH 14, 2016 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                      SIX-MONTH
                                                                     PERIOD ENDED
                                                                    APRIL 30, 2016+                 YEAR ENDED
                                                                      (UNAUDITED)                OCTOBER 31, 2015
                                                                ----------------------           ----------------
OPERATIONS:
  Net investment income ....................................        $   5,094,330                 $  9,780,373
  Net realized gain/(loss) on investments and
     foreign currency transactions .........................           (2,773,798)                  27,492,813
  Net change in unrealized appreciation/
     (depreciation) on investments, foreign currency
     and translation of other assets and liabilities
     denominated in foreign currency .......................          (12,479,148)                 (36,807,874)
                                                                   ---------------                -------------
  Net increase/(decrease) in net assets resulting
     from operations .......................................          (10,158,616)                     465,312
                                                                   ---------------                -------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income ....................................           (9,309,855)                 (19,976,817)
                                                                   ---------------                -------------
  Total dividends and distributions ........................           (9,309,855)                 (19,976,817)
                                                                   ---------------                -------------
CAPITAL SHARE TRANSACTIONS (1) :
  Issued ...................................................           28,800,219                   71,665,939
  Reinvestment of dividends ................................            5,171,775                   13,785,666
  Redeemed .................................................          (27,755,589)                (154,086,264)
                                                                   ---------------                -------------
  Net increase/(decrease) in net assets from
     capital share transactions ............................            6,216,405                  (68,634,659)
                                                                   ---------------                -------------
  Total decrease in net assets ...........................            (13,252,066)                 (88,146,164)
                                                                   ---------------                -------------
NET ASSETS:
  Beginning of period ......................................          358,380,937                  446,527,101
                                                                   ---------------                -------------
  End of period ............................................       $  345,128,871                 $358,380,937
                                                                   ==============                 =============
  Undistributed net investment income. .....................       $    4,005,300                 $  8,220,825
                                                                   ==============                 =============

+ ON MARCH 14, 2016, THE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF DELAWARE POOLED TRUST (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE MONDRIAN INTERNATIONAL EQUITY FUND. INFORMATION PRESENTED PRIOR TO MARCH 14, 2016 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

(1)  SEE NOTE 8 -- SHARE TRANSACTIONS IN NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GALLERY TRUST                                 MONDRIAN INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data & ratios
for a share outstanding throughout the period

                                         SIX-MONTH
                                          PERIOD
                                           ENDED           YEAR            YEAR            YEAR            YEAR            YEAR
                                        4/30/16(4)         ENDED           ENDED           ENDED           ENDED           ENDED
                                        (UNAUDITED)     10/31/15(4)     10/31/14(4)     10/31/13(4)     10/31/12(4)     10/31/11(4)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of
 period ...............................    $14.24          $15.12          $15.34           $12.84          $13.12          $13.68
                                           ------          ------          ------           ------          ------          ------
INCOME/(LOSS) FROM OPERATIONS:(1)

Net investment income .................      0.20            0.38            0.63             0.34            0.44            0.47
Net realized and unrealized
 gain/(loss) on investments ...........     (0.60)          (0.58)          (0.43)            2.70           (0.18)          (0.60)
                                            ------          ------          ------           ------          ------          ------
Total gain/(loss) from operations .....     (0.40)          (0.20)           0.20             3.04            0.26           (0.13)
                                            ------          ------          ------           ------          ------          ------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................     (0.37)          (0.68)          (0.42)           (0.54)          (0.54)          (0.43)
                                            ------          ------          ------           ------          ------          ------
Total dividends and distributions .....     (0.37)          (0.68)          (0.42)           (0.54)          (0.54)          (0.43)
                                            ------          ------          ------           ------          ------          ------
Net asset value, end of period ........    $13.47          $14.24          $15.12           $15.34          $12.84          $13.12
                                           =======         =======         =======          =======         =======         =======
TOTAL RETURN+ .........................     (2.73)%         (1.39)%          1.46%           24.59%           2.26%          (0.88)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
 ($ Thousands) ........................  $345,129        $358,381        $446,527         $491,683        $467,827        $589,109
 Ratio of expenses to average net
   assets (including waivers and
   reimbursements) ....................      0.84%(2)        0.88%           0.86%            0.88%           0.85%           0.77%
 Ratio of expenses to average net
   assets (excluding waivers and
   reimbursements) ....................      0.87%(2)        0.88%           0.86%            0.88%           0.85%           0.77%
 Ratio of net investment income
   to average net assets ..............      3.03%(2)        2.54%           4.04%            2.48%           3.56%           3.48%
 Portfolio turnover rate ..............        13%(3)          28%             21%              20%             16%             22%

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2)  ANNUALIZED
(3)  PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.
(4) ON MARCH 14, 2016, THE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF DELAWARE POOLED TRUST (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE MONDRIAN INTERNATIONAL EQUITY FUND. INFORMATION PRESENTED PRIOR TO MARCH 14, 2016 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN MAY HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Gallery Trust (the "Trust"), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment management company with one fund. The financial statements herein are those of the Mondrian International Equity Fund (the "Fund"). The Fund is classified as a "diversified" investment company under the 1940 Act. The investment objective of the Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Fund's investment adviser ("Mondrian" or the "Adviser"). The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the "Predecessor Fund"), prior to the Fund's acquisition of the assets and assumption of the liabilities of the Predecessor Fund (the "Reorganization") on March 14, 2016. The Predecessor Fund was managed by Delaware Management Company, a series of Delaware Management Business Trust (the "Predecessor Adviser"), and sub-advised by Mondrian Investment Partners Limited. The Predecessor Fund had substantially similar investment objectives and strategies as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund for periods prior to March 14, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund:

     USE OF ESTIMATES -- The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     VALUATION OF INVESTMENTS -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

     Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Fund's Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

     The Fund uses MarkIt Fair Value ("MarkIt") as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund's Administrator and requests that a meeting of the Committee be held.

     If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

     In accordance with the authoritative guidance on fair value measure[] ments and disclosure under U.S. GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level
     3). The three levels of the fair value hierarchy are described below:

     Level 1 -- Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

     Level 2 -- Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

     Level 3 -- Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     Fair value measurement classifications are summarized in the Fund's Schedule of Investments.

     For the period ended April 30, 2016, there have been no significant changes to the Fund's fair valuation methodology.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the Fund did not incur any interest or penalties.

     SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion are calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.

     Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund's returns. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There were no open forward foreign currency contracts as of April 30, 2016.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income, and makes distributions from its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2016, there were no redemption fees in the Fund. Such fees are retained by the Fund for the benefit of the remaining shareholders and will be recorded as additions to fund capital.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

3. TRANSACTIONS WITH AFFILIATES

Effective March 14, 2016, certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION
   AGREEMENTS

Effective March 14, 2016, the Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period from March 14, 2016 to April 30, 2016, the Fund paid $51,215 for these services. Prior to March 14, 2016, the Predecessor Fund entered into an

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

administrative services agreement with Delaware Investments Fund Services Company ("DIFSC"), pursuant to which the Predecessor Fund agreed to pay DIFSC for certain administrative costs incurred in providing accounting services to the Predecessor Fund. Expenses incurred under the agreement are shown in the Statement of Operations as "Accounting and Administration Fees".

Brown Brothers Harriman & Co., (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement. Atlantic Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's Transfer Agent pursuant to a transfer agency agreement.

5. INVESTMENT ADVISORY AGREEMENT

Effective March 14, 2016, under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets. Prior to March 14, 2016, Delaware Management Company ("DMC") was paid an Advisory fee at an annual rate of 0.75% of the Fund's average daily net assets, of which Mondrian was paid a sub-advisory fee at an annual rate of 0.36% of the Fund's average daily net assets.

Effective March 14, 2016, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively "excluded expenses") from exceeding 0.79% of the Fund's average daily net assets until February 28, 2019 (the "Expense Limitation"). This agreement may be terminated: (i) by the Board of Trustees of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

6. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2016, the Fund made purchases of $44,322,947 and sales of $43,220,628 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended October 31, 2015 and 2014 were as follows:


                     ORDINARY          LONG-TERM
                      INCOME          CAPITAL GAIN         TOTAL
                     --------         ------------         -----

          2015     $19,976,817           $   --         $19,976,817
          2014      13,166,001               --          13,166,001


As of October 31, 2015, the components of Accumulated Losses on a tax basis were as follows:


Undistributed Ordinary Income .....................    $    8,220,825
Capital loss carryforwards ........................      (125,139,655)
Unrealized Appreciation ...........................         3,436,040
                                                       ---------------
Total Distributable Earnings ......................    $ (113,482,790)
                                                       ===============

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has no capital loss carryforwards under the new provision.

At October 31, 2015, the Fund had available for federal income tax purposes unused capital losses as follows


               EXPIRING 2017       EXPIRING 2018          TOTAL
               --------------      -------------          -----
                $111,280,174        $13,859,481        $125,139,655


The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2016, were as follows:


                       AGGREGATE             AGGREGATE
   FEDERAL          GROSS UNREALIZED      GROSS UNREALIZED      NET UNREALIZED
  TAX COST           APPRECIATION          DEPRECIATION          DEPRECIATION
------------        ----------------      ----------------      ---------------
$346,664,564         $33,680,539           $(39,439,205)         $(5,758,666)

8. SHARE TRANSACTIONS

The share transactions for the period ended April 30, 2016 (unaudited) and the year ended October 31, 2015 are shown below:

                                                      SIX-MONTH
                                                     PERIOD ENDED
                                                     APRIL 30, 2016+                YEAR ENDED
                                                      (UNAUDITED)                OCTOBER 31, 2015
                                                 ----------------------          ----------------
Shares transactions:
  Issued .....................................         2,185,872                     5,191,868
  Reinvestment of dividends ..................           397,218                       970,821
  Redeemed ...................................        (2,119,302)                  (10,517,899)
                                                     ------------                  ------------
  Net increase/(decrease) in
  shares outstanding .........................           463,788                    (4,355,210)
                                                     ============                  ============

+ ON MARCH 14, 2016, THE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF DELAWARE POOLED TRUST (THE "PREDECESSOR FUND") WAS REORGANIZED INTO THE MONDRIAN INTERNATIONAL EQUITY FUND. INFORMATION PRESENTED PRIOR TO MARCH 14, 2016 IS THAT OF THE PREDECESSOR FUND. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

EQUITY RISK

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

EMERGING MARKETS SECURITIES RISK

The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

SUPRANATIONAL ENTITIES RISK

Government members, or "stockholders," usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

FOREIGN CURRENCY RISK

As a result of the Fund's investments in securities denominated in, and/ or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DERIVATIVES RISK

The Fund's use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund's use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK

Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

LARGE PURCHASE AND REDEMPTION RISK

Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. IN-KIND REDEMPTION

During the year ended October 31, 2015, the Predecessor Fund satisfied withdrawal requests with transfers of securities of $67,371,660, resulting in net realized gains of $5,334,630.

12. OTHER

At April 30, 2016, 75% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

13. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2016.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2015 to April 30, 2016.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (CONCLUDED)

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   BEGINNING      ENDING
                                    ACCOUNT       ACCOUNT       ANNUALIZED        EXPENSES
                                     VALUE         VALUE          EXPENSE        PAID DURING
                                   11/01/15       4/30/15         RATIOS          PERIOD*
--------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                $1,000.00     $   972.70         0.84%            $4.12
HYPOTHETICAL 5% RETURN            $1,000.00     $ 1,020.69         0.84%            $4.22

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD.)

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the advisory agreement (the "Agreement") of the Mondrian International Equity Fund (the "Fund") must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the "Board" or the "Trustees") of Gallery Trust (the "Trust") who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 17, 2015 to decide whether to approve the Agreement for an initial two-year term. At the meeting, the Board also considered the proposed reorganization of Delaware Pooled Trust The International Equity Portfolio (the "Predecessor Fund") into the Fund. The Predecessor Fund commenced operations on February 4, 1992 and was advised by Delaware Management Company, a series of Delaware Management Business Trust, and sub-advised by Mondrian Investment Partners Limited ("Mondrian" or the "Adviser"). In considering the approval of the Agreement, the Board considered that Mondrian would serve as the investment adviser of the Fund and that the portfolio management team of the Fund would be substantially the same as the portfolio management team of the Predecessor Fund. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition; (iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser's compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser's

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)

policies on and compliance procedures for personal securities transactions;
(viii) the Adviser's investment experience; (ix) the Adviser's rationale for introducing the Fund as well as the Fund's proposed objective and strategy; and
(x) the performance of the Predecessor Fund.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser; and (iii) the fees to be paid to the Adviser, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, the resources of the Adviser, and the Adviser's compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser's proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)

and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

INVESTMENT PERFORMANCE OF THE ADVISER

Because Mondrian served as the investment sub-adviser of the Predecessor Fund, and the portfolio management team of the Fund would be substantially the same as the portfolio management team of the Predecessor Fund, the Board considered the investment performance of the Predecessor Fund in considering the approval of the Agreement. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Predecessor Fund, outlining current market conditions and explaining their expectations and strategies for the future. Following evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of the Adviser and its investment management personnel supported approval of the Agreement.

COSTS OF ADVISORY SERVICES

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board also considered that the advisory fee of the Fund would be lower than the advisory fee of the Predecessor Fund. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser's commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Gallery Trust                                 Mondrian International Equity Fund
                                              April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONCLUDED)

Because Mondrian had not served as the investment adviser of the Predecessor Fund and the Fund had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Adviser's profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

APPROVAL OF THE AGREEMENT

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees' counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Gallery Trust                                 Mondrian International Equity Fund
--------------------------------------------------------------------------------

FUND INFORMATION

REGISTERED OFFICE                     P.O. Box 588
                                      Portland, ME 04112

ADVISER                               Mondrian Investment Partners Limited
                                      10 Gresham Street, 5th Floor
                                      London, England EC2V 7JD

DISTRIBUTOR                           SEI Investments Distribution Co.
                                      One Freedom Valley Drive
                                      Oaks, PA 19456

ADMINISTRATOR                         SEI Investments Global Funds Services
                                      One Freedom Valley Drive
                                      Oaks, PA 19456

LEGAL COUNSEL                         Morgan, Lewis & Bockius LLP
                                      1701 Market Street
                                      Philadelphia, PA 19103

CUSTODIAN                             Brown Brothers Harriman & Co
                                      40 Water Street
                                      Boston, Massachusetts 02109

TRANSFER AGENT                        Atlantic Fund Services, LLC
                                      Three Canal Plaza
                                      Portland, ME 04101

INDEPENDENT REGISTERED                PricewaterhouseCoopers LLP
PUBLIC ACCOUNTING FIRM                2001 Market Street
                                      Philadelphia, PA 19103

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


















                                                                 MON-SA-001-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Gallery Trust

                                                     /s/ Michael Beattie
By (Signature and Title)                             ---------------------------
                                                     Michael Beattie
                                                     President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                     /s/ Michael Beattie
By (Signature and Title)                             ---------------------------
                                                     Michael Beattie
                                                     President

Date: July 7, 2016

                                                     /s/ Stephen Connors
By (Signature and Title)                             ---------------------------
                                                     Stephen Connors
                                                     Treasurer, Controller & CFO

Date: July 7, 2016